Fair Value Measurement - Summary of Reconciliation of Warrant Liabilities Measured at Fair Value (Detail) - Fair Value, Inputs, Level 1 [Member] - Fair Value, Recurring [Member] - Cerberus Telecom Acquisition Corp [Member] - USD ($)
	2 Months Ended		6 Months Ended
	Dec. 31, 2020	Nov. 10, 2020	Jun. 30, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 9,713,800	$ 0	$ 12,030,850
Changes in valuation inputs or other assumptions	2,317,050	1,462,000	2,673,525
Ending balance	12,030,850	9,713,800	14,704,375
IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement		7,912,000
Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement		339,800
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	9,416,472	0	11,662,600
Changes in valuation inputs or other assumptions	2,246,128	1,416,667	2,591,692
Ending balance	11,662,600	9,416,472	14,254,292
Public Warrants [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement		7,666,666
Public Warrants [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement		333,139
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	297,328	0	368,250
Changes in valuation inputs or other assumptions	70,922	45,333	81,833
Ending balance	$ 368,250	297,328	$ 450,083
Private Placement Warrants [Member] | IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement		245,334
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement		$ 6,661